Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2019	2018
Accrued external research and development expenses	$11,893	$12,738
Accrued payroll and related expenses	7,352	7,372
Accrued professional fees	1,316	1,186
Accrued other	1,814	2,762
Strimvelis liability - current portion	2,647	4,170
Due to UCLA	1,552	1,552
Total accrued expenses and other liabilities	$26,574	$29,780